Business Combination	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
BUSINESS COMBINATION

NOTE 5 – BUSINESS COMBINATION

Acquisition of Alpha Mind

On May 16, 2023, the Company entered into an Equity Acquisition Agreement (the “Purchase Agreement”) with Alfa Crest Investment Limited, a BVI company (“Alfa Crest”), CapitoLabs Limited, a BVI company (“CapitoLabs”, and together with Alfa Crest, the “Sellers”) and Alpha Mind Technology Limited, a BVI company (“Alpha Mind”). Pursuant to the Agreement, the Sellers agreed to sell and the Company agreed to purchase, the Sellers’ shares of Alpha Mind’s issued and outstanding ordinary shares, which represent an 85% ownership stake in Alpha Mind, for aggregate purchase price of $99,650,000. The transaction was closed on June 7, 2023.

The Company’s acquisition of Alpha Mind was accounted for as a business combination in accordance with ASC 805. The Company allocated the purchase price of Alpha Mind based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions were not material and have been expensed as incurred in general and administrative expense.

The consideration was $99,650,000, consisting of $7.0 million in the form of a convertible promissory note and $92,650,000 in cash of which $3.65 million is converted from loan receivable and other receivable, and $1 million is the acquisition deposit paid during 2022.

The following table presents the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of Alpha Mind based on valuation performed by an independent valuation firm engaged by the Company:

USD
Assets
Cash and cash equivalents	$916,840
Accounts receivable, net	1,963,755
Prepayments	996,701
Other receivables, net	78,183
Short-term investment	271,381
Other current assets	62,254
Restricted Cash- non-current	706,005
Property and equipment, net	57,742
Right-of-use asset	46,123
Deferred tax assets	72,228
Intangible assets, net	5,224,439
Goodwill	108,218,586
118,614,237
Liabilities
Accounts payables	$1,402,583
Salary payable	54,709
Other payables	812,170
Taxes payable	43,833
Advance from customer	93
Deferred tax liability	1,306,110
Lease liabilities	46,123
3,665,621
Total allocated purchase price	$114,948,616

The following table presents the purchase price of Alpha Mind for the Company and non-controlling shareholders at the acquisition date. The discount for lack of control (DLOC) is used when valuing the non-controlling interests in the acquisition.

USD

Purchase price for the Company	$99,650,000
Fair value of non-controlling interest	15,298,616
Total allocated purchase price	$114,948,616